Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0001547361
Registrant Name	Morgan Stanley Capital I Inc.
Registration File Number	333-282944
Form Type	SF-3
Submission Type	424H/A
Fee Exhibit Type	EX-FILING FEES